Income tax (Tables)	12 Months Ended
Dec. 31, 2024
Income tax
Schedule of composition of income tax expenses

	Year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
Current income tax expense	(471)	195	1,013
Deferred tax expense	—	—	—
Total	(471)	195	1,013

Schedule of composition of loss before tax

	Year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
Loss from Mainland China operations	(717,979)	(330,426)	(255,716)
(Loss)/ income from overseas operations	(13,613)	25,721	(11,314)
Total loss before income tax	(731,592)	(304,705)	(267,030)

Schedule of reconciliations of the income tax expenses

	Year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
Loss before income tax	(731,592)	(304,705)	(267,030)
PRC Statutory income tax rate 25%	(182,898)	(76,176)	(66,758)
Effect of different tax rate of different jurisdictions	1,428	(1,930)	5,179
Effect of preferential tax rates	3,983	3,427	2,038
Effect of Super Deduction for research and development expenses	(2,010)	(2,285)	(1,764)
Non-deductible expenses and non-taxable income	29,314	28,385	31,087
Change in valuation allowance	149,712	48,774	31,231
Total income tax expense/ (benefits)	(471)	195	1,013

Schedule of deferred tax

	As of
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
Deferred tax assets:
Net operating losses carried forward	442,384	551,813	558,265
Accruals and others	84,261	23,606	48,385
Less: valuation allowance	(526,645)	(575,419)	(606,650)
Net deferred tax assets	—	—	—

Schedule of movement of valuation allowance

	Year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
	(in thousands)
Balance at the beginning of the year	376,933	526,645	575,419
Additions	149,712	49,008	36,724
Loss utilized	—	(234)	(5,493)
Balance at the end of the year	526,645	575,419	606,650